Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
SA U.S. Fixed Income Fund | SA U.S Fixed Income Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SAUFX
Average Annual Return, Percent	6.01%	1.27%	1.12%
SA Global Fixed Income Fund | SA Global Fixed Income Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SAXIX
Average Annual Return, Percent	5.67%	0.81%	1.14%
SA U.S. Core Market Fund | SA U.S. Core Market Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SAMKX
Average Annual Return, Percent	13.13%	15.29%	12.59%
SA U.S. Value Fund | SA U.S. Value Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SABTX
Average Annual Return, Percent	8.58%	14.00%	8.34%
SA U.S. Small Company Fund | SA U.S. Small Company Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SAUMX
Average Annual Return, Percent	7.99%	13.31%	7.73%
SA International Value Fund | SA International Value Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SAHMX
Average Annual Return, Percent	22.47%	16.21%	6.34%
SA International Small Company Fund | SA International Small Company Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SAISX
Average Annual Return, Percent	23.19%	11.66%	6.49%
SA Emerging Markets Value Fund | SA Emerging Markets Value Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SAEMX
Average Annual Return, Percent	10.33%	11.53%	4.79%
SA Real Estate Securities Fund | SA Real Estate Securities Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SAREX
Average Annual Return, Percent	8.29%	5.98%	5.66%
SA Worldwide Moderate Growth Fund | SA Worldwide Moderate Growth Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SAWMX
Average Annual Return, Percent	11.69%	11.15%	6.78%
Primary Benchmark [Member] | SA U.S Fixed Income Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Primary Benchmark
Average Annual Return, Percent	6.01%	(0.76%)	1.72%
Primary Benchmark [Member] | SA Global Fixed Income Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Primary Benchmark
Average Annual Return, Percent	5.96%	(0.22%)	2.10%
Primary Benchmark [Member] | SA U.S. Core Market Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Primary Benchmark
Average Annual Return, Percent	15.15%	15.93%	12.98%
Primary Benchmark [Member] | SA U.S. Value Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Primary Benchmark
Average Annual Return, Percent	15.15%	15.93%	12.98%
Primary Benchmark [Member] | SA U.S. Small Company Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Primary Benchmark
Average Annual Return, Percent	15.15%	15.93%	12.98%
Primary Benchmark [Member] | SA International Value Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Primary Benchmark
Average Annual Return, Percent	19.04%	11.15%	6.60%
Primary Benchmark [Member] | SA International Small Company Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Primary Benchmark
Average Annual Return, Percent	19.04%	11.15%	6.60%
Primary Benchmark [Member] | SA Emerging Markets Value Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Primary Benchmark
Average Annual Return, Percent	13.40%	7.86%	5.31%
Primary Benchmark [Member] | SA Real Estate Securities Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Primary Benchmark
Average Annual Return, Percent	15.15%	15.93%	12.98%
Primary Benchmark [Member] | SA Worldwide Moderate Growth Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Primary Benchmark
Average Annual Return, Percent	15.76%	13.28%	9.67%
Secondary Benchmark [Member] | SA U.S Fixed Income Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Secondary Benchmark
Average Annual Return, Percent	5.89%	1.53%	1.83%
Secondary Benchmark [Member] | SA Global Fixed Income Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Secondary Benchmark
Average Annual Return, Percent	6.11%	1.66%	2.00%
Secondary Benchmark [Member] | SA U.S. Value Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Secondary Benchmark
Average Annual Return, Percent	11.57%	14.92%	10.88%
Secondary Benchmark [Member] | SA U.S. Small Company Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Secondary Benchmark
Average Annual Return, Percent	9.35%	11.30%	7.41%
Secondary Benchmark [Member] | SA International Value Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Secondary Benchmark
Average Annual Return, Percent	22.95%	14.61%	6.49%
Secondary Benchmark [Member] | SA International Small Company Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Secondary Benchmark
Average Annual Return, Percent	23.04%	8.82%	5.87%
Secondary Benchmark [Member] | SA Emerging Markets Value Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Secondary Benchmark
Average Annual Return, Percent	17.33%	11.37%	6.30%
Secondary Benchmark [Member] | SA Real Estate Securities Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Secondary Benchmark
Average Annual Return, Percent	9.66%	6.59%	6.50%
Secondary Benchmark [Member] | SA Worldwide Moderate Growth Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Secondary Benchmark
Average Annual Return, Percent	12.16%	8.98%	7.97%